SUPPLEMENT TO THE PROSPECTUS AND
                 STATEMENT OF ADDITIONAL INFORMATION ("SAI") OF
                          EVERGREEN CASH RESOURCE FUNDS

I. Evergreen CRT California Tax-Exempt Money Market Fund, Evergreen CRT New York Tax-Exempt Money Market Fund, Evergreen CRT Tax-Exempt Money Market Fund (collectively, the "Funds")

         Effective November 1, 2000, Evergreen Investment Management Company will become the Funds' investment advisor. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds.

         In conjunction with the above, the section of the prospectus entitled "FUND FACTS" is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management Company

         In addition, the section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:

         Evergreen Investment Management Company (EIMC) is the investment advisor to:
         o        CRT California Tax-Exempt Money Market Fund
         o        CRT New York Tax-Exempt Money Market Fund
         o        CRT Tax-Exempt Money Market Fund

         EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.9 billion in assets for 28 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in the SAI entitled "INVESTMENT ADVISORY AND OTHER SERVICES" is supplemented as follows:

         Under a Management Contract (the "Management Contract") between the Trust and Evergreen Investment Management Company ("EIMC"), EIMC, at its expense, provides Evergreen CRT California Tax-Exempt Money Market Fund, Evergreen CRT New York Tax-Exempt Money Market Fund and Evergreen CRT Tax-Exempt Money Market Fund with investment advisory services.


II.      Evergreen CRT Money Market Fund, Evergreen U.S. Government Money Market
         Fund

         Effective November 1, 2000, Evergreen Investment Management will become the Funds' investment advisor. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds.

         In conjunction with the above, the section of the prospectus entitled "FUND FACTS" is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management

         In addition, the section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:


         Evergreen Investment Management (EIM) is the investment advisor to:
         o        CRT Money Market Fund
         o        U.S. Government Money Market Fund

         EIM (formerly known as Capital Management Group, or CMG), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $30.1 billion in assets for 36 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

         The section in the SAI entitled "INVESTMENT ADVISORY AND OTHER SERVICES" is supplemented as follows:

         Under a Management Contract (the "Management Contract") between the Trust and Evergreen Investment Management ("EIM"), EIM, at its expense, provides Evergreen CRT Money Market Fund and Evergreen U.S. Government Money Market Fund with investment advisory services.



November 1, 2000                                             556322  11/00